COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) site	Sep. 30, 2021 USD ($) site	Dec. 31, 2020 USD ($) site
COMMITMENTS
Grant awarded from the BMGF	$ 3,300	$ 1,610	$ 1,610
Number of sites | site	5	20	20
Obligation under a research services agreement			$ 100